Operating Leases (Q2)	6 Months Ended
Jun. 30, 2019
Operating Leases [Abstract]
Operating Leases
Note 5 – Operating Leases

The Company adopted Topic 842 “Leases” effective January 1, 2019.   A modified retrospective transition approach was followed by applying the new standard to all leases existing at the date of initial application. We chose to use January 1, 2019 as our date of initial application of the standard.  Since we adopted the new standard on January 1, 2019 and use the effective date as our date of initial application, financial information will not be updated, and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.

The new standard provides a number of optional practical expedients in transition. We elected the ‘package of practical expedients’, which permits us not to reassess under the new standard our prior conclusions about lease identification, lease classification and initial direct costs. We did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter not being applicable to us. We elected all of the new standard’s available transition practical expedients.

The new standard establishes a right-of-use model (“ROU”) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months.  Operating lease right-of-use assets and liabilities were recognized at the commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, an incremental borrowing rate based on the information available at the commencement date was used in determining the present value. The Company will use the implicit rate when readily determinable.

This standard did not have a material effect on our financial statements. The adoption of Topic 842 resulted in an immaterial cumulative effect adjustment to accumulated deficit and the Company recognized operating lease right-of-use assets of $0.5 million and operating lease liabilities of $0.5 million on January 1, 2019.  The most significant future effects relate to (1) the recognition of new ROU assets and lease liabilities on our balance sheet for our real estate operating leases and (2) providing significant new disclosures about our leasing activities.

The Company leases its office and warehouse facilities under operating leases which originally expired in November 2018. These agreements were modified in October 2017 for additional space leased. With this modification, the rent term was also revised and extended until October 2022, at a base prices of $13.02 per square foot for the existing lease and $15.50 per square foot for the additional space leased, with a 3.5% annual escalation clause and a one-time option to renew the leases for an additional 5-year term. In addition to base monthly rent, the agreement requires the Company to pay its proportionate share of real estate taxes, insurance, and common area maintenance expenses.

In February and May 2019, the Company entered into two additional operating leases for office and warehouse facilities under three- year lease agreements at base monthly rental rates of $8,856 and $4,492, respectively.  The monthly rent shall increase each year which will be based on the Consumer Price Index promulgated by the United States Bureau of Labor Statistics.  The rent adjustment will not be less than two percent or exceed five percent per year.

The Company determines if an arrangement contains a lease at inception based on the ability to control a physically distinct asset. Operating and finance lease right-of-use assets are recorded in the consolidated balance sheets based on the initial measurement of the lease liability as adjusted to include prepaid rent and initial direct costs less any lease incentives received. Lease liabilities are measured at the commencement date based on the present value of the lease payments over the lease term. Lease payments are generally fixed but may include provisions for future rent increases. The Company separately accounts for variable components within lease agreements including common area maintenance, insurance and real estate taxes. The Company uses its incremental borrowing rate to present value the lease liability as key inputs to determine the interest rate implicit in the lease are not shared by lessors.

Operating lease expense is recorded on a straight-line basis over the lease term. Right-of-use assets and lease liabilities for short-term leases are not recognized in the consolidated balance sheets. Payments for leases with a term of one month or less are recognized in the consolidated statements of operations as incurred.  We have no leases that are considered short term (one year or less).

Rent expenses related to our real estate leases for which a right of use asset has been recognized totaled $0.1 million and $0.1 million for the three and six months ended June 30, 2019, respectively. Estimated expenses for variable lease costs are immaterial for the three and six months period ended June 30, 2019.

Rent expense for operating leases in effect and recorded prior to the adoption of ASC 842.  Leases amount to an immaterial amount and $0.1 million for the three and six-month periods ended June 30, 2018, respectively.

The table below presents the operating lease-related assets and liabilities recorded on the consolidated balance sheets:

Dollars in thousands Leases	Balance Sheet Classification	June 30, 2019
Assets
Non-current assets	Operating lease right-of-use assets, net of accumulated amortization	$840
Total operating lease assets		$840

Liabilities
Current
Operating	Operating lease liabilities	(262)
Non-current
Operating	Operating lease liabilities	(590)
Total operating lease liabilities		$(852)

The table below presents the maturity of lease liabilities as of June 30, 2019:

Dollars in thousands Lease payments	Operating Leases
Remainder of 2019	$147
2020	299
2021	303
2022	169
Total undiscounted minimum future lease payments	918
Less: imputed interest	66
Present value of lease liabilities	$852